Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya PARTNERS INC
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution Income Portfolio
Voya Index Solution 2020 Portfolio
Voya Index Solution 2025 Portfolio
Voya Index Solution 2030 Portfolio
Voya Index Solution 2035 Portfolio
Voya Index Solution 2040 Portfolio
Voya Index Solution 2045 Portfolio
Voya Index Solution 2050 Portfolio
Voya Index Solution 2055 Portfolio
Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio
Voya Solution Balanced Portfolio
Voya Solution Conservative Portfolio
Voya Solution Income Portfolio
Voya Solution Moderately Aggressive Portfolio
Voya Solution Moderately Conservative Portfolio
Voya Solution 2020 Portfolio
Voya Solution 2025 Portfolio
Voya Solution 2030 Portfolio
Voya Solution 2035 Portfolio
Voya Solution 2040 Portfolio
Voya Solution 2045 Portfolio
Voya Solution 2050 Portfolio
Voya Solution 2055 Portfolio
Voya Solution 2060 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Index Solution Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution Income Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Index Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution 2020 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Index Solution 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution 2025 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Index Solution 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution 2030 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Index Solution 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution 2035 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Index Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution 2040 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Index Solution 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution 2045 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Index Solution 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution 2050 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Index Solution 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution 2055 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Index Solution 2060 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Index Solution 2060 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution Aggressive Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution Balanced Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution Conservative Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution Income Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution Moderately Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution Moderately Aggressive Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution Moderately Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution Moderately Conservative Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution 2020 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution 2025 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution 2030 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution 2035 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution 2040 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution 2045 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution 2050 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution 2055 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.

Voya Solution 2060 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
VOYA PARTNERS, INC.

Voya Solution 2060 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 31, 2018
to the current Prospectuses, each dated May 1, 2018, for the above named Portfolios
(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolios’ Prospectuses are hereby revised as follows:

1.            The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses:

The Portfolio normally invests at least 80% of its assets in Underlying Funds affiliated with the investment adviser, although the sub-adviser (“Sub-Adviser”) may in its discretion invest  up to 20% of the Portfolio’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

2.            The seventh paragraph in the section entitled “Principal Investment Strategies” of the Portfolios’ Prospectuses is deleted in its entirety.

3.            The following risks is added to the section entitled “Principal Risks” of the Portfolios’ Prospectuses:

Affiliated Underlying Funds:  The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received by the manager and its affiliates will vary depending on the Underlying Funds it selects for the Portfolio, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue to the manager and its affiliates, even if that results in increased expenses for the Portfolio. In many cases, investments in affiliated Underlying Funds will afford the manager greater net management fee revenue than would investments in unaffiliated Underlying Funds. In addition, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by the Portfolio in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although the Portfolio may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees than the comparable affiliated Underlying Funds. If the Portfolio invests in an Underlying Fund with higher expenses, the Portfolio’s performance would be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).

4.            The sub-sections entitled “Principal Risks - Asset Allocation Risk” and “Principal Risks – Index Strategy Risk” of the Portfolios’ Prospectuses are deleted in their entirety and replaced with the following:

Asset Allocation:  Investment performance depends on the manager’s skill in allocating assets among the asset classes in which the Portfolio invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.

Index Strategy:  An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. In particular, when deciding between Underlying Index Funds benchmarked to the same index, the manager will generally select an affiliated Underlying Index Fund, even when the affiliated Underlying Index Fund has higher expenses than an unaffiliated Underlying Index Fund. When the Portfolio invests in an affiliated Underlying Index Fund with higher expenses, the Portfolio’s performance will be lower than if the Portfolio had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance). The manager may select an unaffiliated Underlying Index Fund, including an exchange-traded fund, over an affiliated Underlying Fund benchmarked to the same index when the manager believes making an investment in the affiliated Underlying Index Fund would be disadvantageous to the affiliated Underlying Index Fund, such as when the Portfolio is investing on a short term basis.